Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
BNY Mellon International Stock Index Fund - Investor Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Shares
Average Annual Return, Percent		21.33%	5.72%	4.72%
BNY Mellon International Stock Index Fund - Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
Average Annual Return, Percent		21.64%	5.99%	4.94%
BNY Mellon S&P 500 Index Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name		BNY Mellon S&P 500 Index Fund
Average Annual Return, Percent		37.34%	14.70%	12.44%
BNY Mellon Smallcap Stock Index Fund - Investor Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Shares
Average Annual Return, Percent		29.52%	8.72%	8.50%
BNY Mellon Smallcap Stock Index Fund - Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
Average Annual Return, Percent		29.83%	8.99%	8.73%
MSCI EAFE® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE® Index
Average Annual Return, Percent		22.97%	6.24%	5.27%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Average Annual Return, Percent		38.00%	15.27%	13.00%
S&P 1500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 1500® Index
Average Annual Return, Percent	[1]	37.54%	14.90%	12.71%
S&P SmallCap 600® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P SmallCap 600® Index
Average Annual Return, Percent		30.00%	9.20%	9.01%

[1]	In accordance with regulatory changes requiring the Fund to compare its performance with a broad-based securities market index that represents the overall applicable market, the Fund added the indicated benchmark effective October 31, 2024.